Consolidated cash flow statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement [line items]
Net income	$ 2,895	$ 1,867	$ 4,954	$ 4,040
Reversal of non-cash items and other adjustments	1,900	2,345	4,266	5,202
Dividends received from associated companies and others	1	2	523	489
Interest received	2	5	6	37
Interest paid	(189)	(227)	(301)	(321)
Other financial receipts		52		261
Other financial payments	(39)	(10)	(322)	(19)
Taxes paid	(409)	(303)	(1,144)	(899)
Net cash flows from operating activities before working capital and provision changes	4,161	3,731	7,982	8,790
Payments out of provisions and other net cash movements in non-current liabilities	(159)	(420)	(376)	(824)
Change in net current assets and other operating cash flow items	130	650	(1,344)	(1,477)
Net cash flows from operating activities	4,132	3,961	6,262	6,489
Purchases of property, plant and equipment	(321)	(238)	(567)	(475)
Proceeds from sale of property, plant and equipment	19	1	85	4
Purchases of intangible assets	(276)	(214)	(888)	(460)
Proceeds from sale of intangible assets	546	49	629	105
Purchases of financial assets	(42)	(38)	(78)	(90)
Proceeds from sale of financial assets	204	117	428	359
Purchases of other non-current assets	(30)	(7)	(42)	(48)
Proceeds from sale of other non-current assets	3		3	0
Acquisitions and divestments of interests in associated companies, net	(2)	(2)	(4)	(4)
Acquisitions and divestments of businesses, net	0	0	(209)	(9,901)
Purchases of marketable securities, commodities and time deposits	(45)	(74)	(95)	(345)
Proceeds from sale of marketable securities, commodities and time deposits	42	72	1,621	394
Net cash flows from/used in investing activities from continuing operations	98	(334)	883	(10,461)
Net cash flows used in investing activities from discontinued operations	(1)	(91)	(6)	(105)
Total net cash flows used in investing activities	97	(425)	877	(10,566)
Dividends paid to shareholders of Novartis AG			(7,368)	(6,987)
Acquisitions of treasury shares	(703)	(9)	(2,625)	(150)
Proceeds from exercised options and other treasury share transactions, net	23	30	53	846
Increase in non-current financial debts				4,945
Repayments of non-current financial debts	0	(1,002)	(1,466)	(2,002)
Change in current financial debts	(2,293)	(1,169)	8	2,486
Payments of lease liabilities, net	(78)	(74)	(158)	(142)
Other financing cash flows, net	115	52	91	(142)
Net cash flows used in financing activities from continuing operations	(2,936)	(2,172)	(11,465)	(1,146)
Net cash flows used in financing activities from discontinued operations	(3)	(13)	(14)	(26)
Net cash flows used in financing activities	(2,939)	(2,185)	(11,479)	(1,172)
Net change in cash and cash equivalents before effect of exchange rate changes	1,290	1,351	(4,340)	(5,249)
Effect of exchange rate changes on cash and cash equivalents	26	38	(201)	54
Net change in cash and cash equivalents	1,316	1,389	(4,541)	(5,195)
Cash and cash equivalents at beginning of period	3,801	4,528	9,658	11,112
Cash and cash equivalents at end of period	$ 5,117	$ 5,917	$ 5,117	$ 5,917